Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 18, 2014
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 18, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 18, 2014
Prospectus Date	rr_ProspectusDate	Feb. 18, 2014
AdvisorShares Athena High Dividend ETF (Prospectus Summary) | AdvisorShares Athena High Dividend ETF | AdvisorShares Athena High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVI